Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000004006
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	Investor Class
Trading Symbol	TREMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - Investor Class	$162	1.43%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging European markets surged over the last year, significantly outperforming their emerging and developed markets peers. Poland was the strongest performer in the region, driven by a buoyant domestic economy, encouraging corporate earnings, and significant inflows of foreign capital. Conversely, Türkiye underperformed as concerns about the economy and currency weighed on sentiment.

  Versus the MSCI Emerging Markets Europe Index Net, the financials sector made a significant contribution to relative performance. In particular, shares in Hungary-based OTP Bank almost doubled over the period in U.S. dollar terms on the back of continued strong results, an attractive dividend yield, robust net interest margins, and a favorable operating environment. National Bank of Greece also boosted portfolio returns as its stock rerated; the bank continued to exceed earnings expectations and has benefited from a lower cost of equity in Greece in recent years.

  On the negative side, stock selection in Türkiye, combined with our overweight allocation to this market, was the main detractor from performance—particularly our holdings in online retailer D-Market Elektronik Hizmetler (operating as Hepsiburada) and conglomerate Haci Omer Sabanci. Our underweight to Polish banks PKO Bank Polski and Bank Pekao also detracted from relative returns; the fund’s concentration limits prevent us from holding full weights in either name.

  We use fundamental analysis to identify companies in central Eastern Europe that have sustainable, above-market earnings growth rates. We seek businesses that have franchise strength, management team quality, free cash flows, and balance sheet structure, while taking into account the relevant macroeconomic backdrop.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Europe Fund (Investor Class)	27.13%	-8.71%	-3.88%
MSCI Emerging Markets Europe Index Net (Regulatory/Strategy Benchmark)	47.77	-2.54	-1.07

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 54,562,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ (186,000)
InvestmentCompanyPortfolioTurnover	5.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$54,562 Number of Portfolio Holdings41
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	63.6%
Industrials & Business Services	12.2
Consumer Discretionary	4.7
Consumer Staples	4.3
Communication Services	3.2
Health Care	2.2
Real Estate	1.4
Materials	0.4
Energy	0.0
Other	8.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

OTP Bank	15.3%
National Bank of Greece	13.2
Eurobank Ergasias Services & Holdings	6.8
Halyk Savings Bank of Kazakhstan	5.7
BIM Birlesik Magazalar	4.3
Powszechny Zaklad Ubezpieczen	4.2
Powszechna Kasa Oszczednosci Bank Polski	4.2
Haci Omer Sabanci Holding	3.8
Georgia Capital	3.6
Akbank	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184316
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	I Class
Trading Symbol	TTEEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - I Class	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging European markets surged over the last year, significantly outperforming their emerging and developed markets peers. Poland was the strongest performer in the region, driven by a buoyant domestic economy, encouraging corporate earnings, and significant inflows of foreign capital. Conversely, Türkiye underperformed as concerns about the economy and currency weighed on sentiment.

  Versus the MSCI Emerging Markets Europe Index Net, the financials sector made a significant contribution to relative performance. In particular, shares in Hungary-based OTP Bank almost doubled over the period in U.S. dollar terms on the back of continued strong results, an attractive dividend yield, robust net interest margins, and a favorable operating environment. National Bank of Greece also boosted portfolio returns as its stock rerated; the bank continued to exceed earnings expectations and has benefited from a lower cost of equity in Greece in recent years.

  On the negative side, stock selection in Türkiye, combined with our overweight allocation to this market, was the main detractor from performance—particularly our holdings in online retailer D-Market Elektronik Hizmetler (operating as Hepsiburada) and conglomerate Haci Omer Sabanci. Our underweight to Polish banks PKO Bank Polski and Bank Pekao also detracted from relative returns; the fund’s concentration limits prevent us from holding full weights in either name.

  We use fundamental analysis to identify companies in central Eastern Europe that have sustainable, above-market earnings growth rates. We seek businesses that have franchise strength, management team quality, free cash flows, and balance sheet structure, while taking into account the relevant macroeconomic backdrop.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Emerging Europe Fund (I Class)	27.60%	-8.40%	-5.74%
MSCI Emerging Markets Europe Index Net (Regulatory/Strategy Benchmark)	47.77	-2.54	-2.71

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 54,562,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ (186,000)
InvestmentCompanyPortfolioTurnover	5.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$54,562 Number of Portfolio Holdings41
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	63.6%
Industrials & Business Services	12.2
Consumer Discretionary	4.7
Consumer Staples	4.3
Communication Services	3.2
Health Care	2.2
Real Estate	1.4
Materials	0.4
Energy	0.0
Other	8.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

OTP Bank	15.3%
National Bank of Greece	13.2
Eurobank Ergasias Services & Holdings	6.8
Halyk Savings Bank of Kazakhstan	5.7
BIM Birlesik Magazalar	4.3
Powszechny Zaklad Ubezpieczen	4.2
Powszechna Kasa Oszczednosci Bank Polski	4.2
Haci Omer Sabanci Holding	3.8
Georgia Capital	3.6
Akbank	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225806
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	Z Class
Trading Symbol	TRZEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - Z Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging European markets surged over the last year, significantly outperforming their emerging and developed markets peers. Poland was the strongest performer in the region, driven by a buoyant domestic economy, encouraging corporate earnings, and significant inflows of foreign capital. Conversely, Türkiye underperformed as concerns about the economy and currency weighed on sentiment.

  Versus the MSCI Emerging Markets Europe Index Net, the financials sector made a significant contribution to relative performance. In particular, shares in Hungary-based OTP Bank almost doubled over the period in U.S. dollar terms on the back of continued strong results, an attractive dividend yield, robust net interest margins, and a favorable operating environment. National Bank of Greece also boosted portfolio returns as its stock rerated; the bank continued to exceed earnings expectations and has benefited from a lower cost of equity in Greece in recent years.

  On the negative side, stock selection in Türkiye, combined with our overweight allocation to this market, was the main detractor from performance—particularly our holdings in online retailer D-Market Elektronik Hizmetler (operating as Hepsiburada) and conglomerate Haci Omer Sabanci. Our underweight to Polish banks PKO Bank Polski and Bank Pekao also detracted from relative returns; the fund’s concentration limits prevent us from holding full weights in either name.

  We use fundamental analysis to identify companies in central Eastern Europe that have sustainable, above-market earnings growth rates. We seek businesses that have franchise strength, management team quality, free cash flows, and balance sheet structure, while taking into account the relevant macroeconomic backdrop.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Emerging Europe Fund (Z Class)	29.05%	-14.09%
MSCI Emerging Markets Europe Index Net (Regulatory/Strategy Benchmark)	47.77	-9.22

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 54,562,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ (186,000)
InvestmentCompanyPortfolioTurnover	5.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$54,562 Number of Portfolio Holdings41
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	63.6%
Industrials & Business Services	12.2
Consumer Discretionary	4.7
Consumer Staples	4.3
Communication Services	3.2
Health Care	2.2
Real Estate	1.4
Materials	0.4
Energy	0.0
Other	8.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

OTP Bank	15.3%
National Bank of Greece	13.2
Eurobank Ergasias Services & Holdings	6.8
Halyk Savings Bank of Kazakhstan	5.7
BIM Birlesik Magazalar	4.3
Powszechny Zaklad Ubezpieczen	4.2
Powszechna Kasa Oszczednosci Bank Polski	4.2
Haci Omer Sabanci Holding	3.8
Georgia Capital	3.6
Akbank	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless